LEASES, Lease Costs (Details)	12 Months Ended
	Mar. 31, 2026 USD ($) Agreement	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Operating Lease [Abstract]
Number of new lease agreements added | Agreement	2
Components of Lease Costs [Abstract]
Operating lease costs | $	$ 564,547	$ 532,552	$ 435,824
Minimum [Member]
Operating Lease [Abstract]
Lease term	2 years
Maximum [Member]
Operating Lease [Abstract]
Lease term	3 years